Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Total Intangible assets	¥ 25,955	¥ 25,955
Impairment	¥ (15,614)
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Goodwill, Impairment Loss
Intangible assets, net		17,711
Customer relationships
Intangible Assets
Total Intangible assets	¥ 3,300	3,300
Less: accumulated amortization	¥ (10,341)	(8,244)
Useful life of intangible assets	3 years
Trade names
Intangible Assets
Total Intangible assets	¥ 4,822	4,822
Useful life of intangible assets	10 years
Developed technology
Intangible Assets
Total Intangible assets	¥ 17,833	¥ 17,833
Useful life of intangible assets	7 years
Minimum [Member] | Long Ye Information Technology Limited
Intangible Assets
Useful life of intangible assets	3 years
Maximum [Member] | Long Ye Information Technology Limited
Intangible Assets
Useful life of intangible assets	10 years